Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS High Income VIP
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 94.0%
Communication Services 14.4%
Altice France Holding SA:
144A, 6.0%, 2/15/2028	200,000	192,095
144A, 10.5%, 5/15/2027	200,000	218,720
Altice France SA:
144A, 5.5%, 1/15/2028	200,000	203,345
144A, 7.375%, 5/1/2026	312,000	323,731
144A, 8.125%, 2/1/2027	200,000	215,200
Audacy Capital Corp.:
144A, 6.5%, 5/1/2027 (b)	75,000	76,713
144A, 6.75%, 3/31/2029 (b)	55,000	55,436
Avaya, Inc., 144A, 6.125%, 9/15/2028	130,000	136,691
CCO Holdings LLC:
144A, 4.25%, 1/15/2034	20,000	19,813
144A, 4.5%, 8/15/2030	125,000	128,965
144A, 4.75%, 3/1/2030	140,000	146,366
144A, 5.0%, 2/1/2028	150,000	156,585
144A, 5.125%, 5/1/2027	275,000	286,360
Clear Channel Outdoor Holdings, Inc., 144A, 7.5%, 6/1/2029	80,000	83,200
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027	320,000	331,139
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027 (b)	75,000	71,337
CommScope, Inc., 144A, 8.25%, 3/1/2027	130,000	136,074
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028	155,000	168,369
CSC Holdings LLC:
144A, 5.5%, 4/15/2027	345,000	359,179
144A, 5.75%, 1/15/2030	200,000	203,345
144A, 6.5%, 2/1/2029	200,000	216,590
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026	45,000	29,700
DIRECTV Holdings LLC, 144A, 5.875%, 8/15/2027	105,000	109,594
DISH DBS Corp.:
5.875%, 11/15/2024	96,000	103,227
7.375%, 7/1/2028 (b)	50,000	53,024
7.75%, 7/1/2026	90,000	101,630
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	165,000	173,250
144A, 5.875%, 10/15/2027	75,000	79,688
iHeartCommunications, Inc.:
144A, 5.25%, 8/15/2027	125,000	129,882
8.375%, 5/1/2027	75,000	80,156
Lamar Media Corp., 4.875%, 1/15/2029	80,000	84,800
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	210,000	222,600
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029	70,000	69,381
144A, 5.0%, 8/15/2027	140,000	143,591
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026	55,000	56,788
144A, 6.5%, 9/15/2028	210,000	214,129
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	110,000	111,513

Telecom Italia Capital SA, 6.375%, 11/15/2033		155,000	180,373
Uber Technologies, Inc.:
144A, 6.25%, 1/15/2028		25,000	26,812
144A, 7.5%, 5/15/2025		120,000	127,920
144A, 7.5%, 9/15/2027		50,000	54,594
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		135,000	136,813
144A, 5.625%, 4/15/2027		120,000	125,100
144A, 6.5%, 7/15/2028		105,000	110,588
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	363,630
Vodafone Group PLC, 7.0%, 4/4/2079		185,000	226,302
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	370,000	427,518
Ziggo BV, 144A, 4.875%, 1/15/2030		290,000	299,062
			7,570,918
Consumer Discretionary 19.7%
Affinity Gaming, 144A, 6.875%, 12/15/2027		120,000	126,207
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028		75,000	79,969
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		70,000	79,450
6.875%, 11/1/2035		200,000	251,000
144A, 9.375%, 7/1/2025		35,000	44,406
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		30,000	29,813
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		35,000	36,663
Boyd Gaming Corp.:
4.75%, 12/1/2027		130,000	133,990
144A, 4.75%, 6/15/2031		90,000	92,812
144A, 8.625%, 6/1/2025		120,000	130,050
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		210,000	212,625
144A, 6.25%, 7/1/2025		270,000	284,245
144A, 8.125%, 7/1/2027		410,000	460,932
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		20,000	21,085
Carnival Corp.:
144A, 5.75%, 3/1/2027		170,000	175,737
144A, 7.625%, 3/1/2026		98,000	104,615
144A, 9.875%, 8/1/2027		130,000	150,034
144A, 10.5%, 2/1/2026		80,000	92,816
144A, 11.5%, 4/1/2023		25,000	27,906
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	100,000	119,746
REG S, 4.375%, 5/15/2026	EUR	200,000	239,492
144A, 8.5%, 5/15/2027		55,000	58,506
Dana, Inc.:
5.375%, 11/15/2027		55,000	57,956
5.625%, 6/15/2028		25,000	26,921
Empire Communities Corp., 144A, 7.0%, 12/15/2025		80,000	83,600
Ford Motor Co.:
4.346%, 12/8/2026		160,000	170,400
4.75%, 1/15/2043		22,000	23,059
5.291%, 12/8/2046		68,000	75,735
8.5%, 4/21/2023		90,000	98,995
9.0%, 4/22/2025		285,000	342,721
9.625%, 4/22/2030		170,000	240,631

Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	209,000	214,747
3.625%, 6/17/2031	240,000	241,500
5.113%, 5/3/2029	200,000	223,500
5.125%, 6/16/2025	230,000	249,837
Forestar Group, Inc., 144A, 3.85%, 5/15/2026	90,000	89,888
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029	110,000	107,800
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031	30,000	30,113
144A, 5.0%, 6/1/2029	90,000	91,800
Jaguar Land Rover Automotive PLC, 144A, 5.875%, 1/15/2028	200,000	200,760
M/I Homes, Inc., 4.95%, 2/1/2028	130,000	136,012
Macy's Retail Holdings LLC, 144A, 5.875%, 4/1/2029	145,000	157,756
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029	185,000	178,796
Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029	50,000	50,625
144A, 6.125%, 9/15/2025	150,000	158,437
Mattel, Inc.:
144A, 3.375%, 4/1/2026	75,000	77,333
144A, 3.75%, 4/1/2029	50,000	52,125
Meritage Homes Corp., 144A, 3.875%, 4/15/2029	105,000	110,250
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	100,000	101,875
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024	100,000	94,999
144A, 5.875%, 3/15/2026	250,000	256,250
NCL Finance Ltd., 144A, 6.125%, 3/15/2028	60,000	62,250
Newell Brands, Inc.:
4.7%, 4/1/2026	440,000	485,113
6.0%, 4/1/2046	60,000	77,550
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027	60,000	64,425
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	97,000	102,567
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028	90,000	93,868
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	120,000	122,550
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029	80,000	83,000
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028	55,000	52,663
144A, 4.25%, 7/1/2026	10,000	9,796
144A, 5.5%, 8/31/2026	30,000	30,838
144A, 5.5%, 4/1/2028	110,000	112,509
144A, 9.125%, 6/15/2023	210,000	228,229
144A, 10.875%, 6/1/2023	110,000	123,200
144A, 11.5%, 6/1/2025	30,000	34,230
Scientific Games International, Inc.:
144A, 7.0%, 5/15/2028	235,000	253,506
144A, 7.25%, 11/15/2029	125,000	140,455
Staples, Inc., 144A, 7.5%, 4/15/2026	110,000	111,565
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030	75,000	80,720
144A, 5.75%, 1/15/2028	170,000	189,380
Tenneco, Inc., 144A, 7.875%, 1/15/2029	13,000	14,511
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	120,000	136,652
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	55,000	59,400
5.7%, 6/15/2028	80,000	87,000
United Rentals North America, Inc., 5.25%, 1/15/2030	80,000	87,600
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027	160,000	167,992
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	100,000	105,750

Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027	105,000	101,587
144A, 7.0%, 2/15/2029	30,000	30,338
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029	15,000	15,000
White Cap Parent LLC, 144A, 8.25%, 3/15/2026	75,000	77,438
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	62,503
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028	50,000	52,197
		10,352,902
Consumer Staples 2.6%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027	200,000	209,807
144A, 5.875%, 2/15/2028	60,000	63,900
Chobani LLC, 144A, 4.625%, 11/15/2028	30,000	30,975
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028	70,000	73,929
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030	60,000	66,733
144A, 6.5%, 4/15/2029	132,000	147,510
144A, 6.75%, 2/15/2028	235,000	254,684
Kraft Heinz Foods Co., 4.25%, 3/1/2031	185,000	209,146
Pilgrim's Pride Corp.:
144A, 4.25%, 4/15/2031	75,000	80,588
144A, 5.875%, 9/30/2027	230,000	244,547
		1,381,819
Energy 17.1%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	70,000	72,100
144A, 5.75%, 3/1/2027	130,000	134,296
144A, 5.75%, 1/15/2028	90,000	93,262
Antero Resources Corp.:
144A, 5.375%, 3/1/2030	50,000	52,658
144A, 7.625%, 2/1/2029	165,000	184,470
144A, 8.375%, 7/15/2026	42,000	47,575
Apache Corp.:
4.875%, 11/15/2027	55,000	59,979
5.1%, 9/1/2040	57,000	63,839
Archrock Partners LP:
144A, 6.25%, 4/1/2028	220,000	227,529
144A, 6.875%, 4/1/2027	110,000	115,500
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	30,000	30,652
144A, 8.25%, 12/31/2028	65,000	70,850
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	80,000	81,200
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032	30,000	30,099
4.5%, 10/1/2029	272,000	289,171
Cheniere Energy, Inc., 4.625%, 10/15/2028	25,000	26,344
Chesapeake Energy Corp., 144A, 5.875%, 2/1/2029	75,000	80,134
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	135,000	142,762
144A, 7.25%, 3/14/2027	100,000	106,470
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	60,000	60,450
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	30,000	31,200
144A, 6.75%, 3/1/2029	155,000	167,400
144A, 7.5%, 5/15/2025	18,000	18,712
Continental Resources, Inc., 144A, 5.75%, 1/15/2031 (b)	65,000	78,569

DCP Midstream Operating LP:
5.125%, 5/15/2029	80,000	90,021
5.375%, 7/15/2025	367,000	405,535
5.625%, 7/15/2027	50,000	56,875
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	30,000	30,422
144A, 4.375%, 6/15/2031	30,000	30,900
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	155,000	161,572
144A, 5.75%, 1/30/2028	70,000	73,675
144A, 6.625%, 7/15/2025	35,000	36,881
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	50,000	51,875
144A, 4.75%, 1/15/2031	75,000	78,001
5.5%, 7/15/2028	55,000	60,424
144A, 6.0%, 7/1/2025	140,000	153,468
144A, 6.5%, 7/1/2027	80,000	89,980
EQT Corp.:
144A, 3.625%, 5/15/2031 (b)	100,000	104,200
5.0%, 1/15/2029	85,000	95,706
6.625%, 2/1/2025	105,000	120,178
7.5%, 2/1/2030	80,000	102,976
Genesis Energy LP, 7.75%, 2/1/2028	75,000	74,929
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	155,000	165,098
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	50,000	50,563
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	155,000	159,262
144A, 6.0%, 2/1/2031	110,000	113,025
144A, 6.25%, 11/1/2028	35,000	36,268
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029	55,000	58,231
5.625%, 5/1/2027	65,000	67,925
NuStar Logistics LP:
5.75%, 10/1/2025	80,000	86,200
6.375%, 10/1/2030	30,000	33,000
Oasis Petroleum, Inc., 144A, 6.375%, 6/1/2026	40,000	41,900
Occidental Petroleum Corp.:
5.5%, 12/1/2025	135,000	149,512
5.55%, 3/15/2026	105,000	116,550
6.125%, 1/1/2031	255,000	306,121
6.45%, 9/15/2036	105,000	132,103
6.625%, 9/1/2030	225,000	277,312
8.0%, 7/15/2025	175,000	208,950
8.5%, 7/15/2027	100,000	125,243
Ovintiv, Inc., 7.375%, 11/1/2031	100,000	135,646
Parkland Corp., 144A, 5.875%, 7/15/2027	80,000	84,800
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	30,000	31,333
Range Resources Corp.:
144A, 8.25%, 1/15/2029	280,000	315,014
9.25%, 2/1/2026	50,000	54,503
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	75,000	78,097
Renewable Energy Group, Inc., 144A, 5.875%, 6/1/2028	60,000	62,025
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029 (c)	30,000	30,450
SM Energy Co., 6.5%, 7/15/2028 (b)	80,000	82,826

Southwestern Energy Co.:
144A, 5.375%, 2/1/2029	120,000	128,377
6.45%, 1/23/2025	140,000	154,150
7.75%, 10/1/2027 (b)	100,000	108,030
8.375%, 9/15/2028	50,000	56,637
Suburban Propane Partners LP, 144A, 5.0%, 6/1/2031	60,000	62,250
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026	40,000	40,750
Sunoco LP:
4.5%, 5/15/2029	56,000	56,799
5.875%, 3/15/2028	35,000	36,925
6.0%, 4/15/2027	52,000	54,145
Superior Plus LP, 144A, 4.5%, 3/15/2029	30,000	30,975
Targa Resources Partners LP:
4.875%, 2/1/2031	30,000	32,363
5.0%, 1/15/2028	265,000	278,250
5.5%, 3/1/2030	90,000	98,409
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	100,000	99,493
USA Compression Partners LP:
6.875%, 4/1/2026	142,000	147,851
6.875%, 9/1/2027	100,000	105,860
Venture Global Calcasieu Pass LLC, 144A, 4.125%, 8/15/2031	30,000	31,275
Vine Energy Holdings LLC, 144A, 6.75%, 4/15/2029	330,000	356,195
Western Midstream Operating LP, 5.3%, 3/1/2048	25,000	28,813
		8,992,343
Financials 1.4%
Navient Corp., 6.125%, 3/25/2024	393,000	420,805
OneMain Finance Corp.:
5.375%, 11/15/2029	80,000	86,708
8.875%, 6/1/2025	50,000	54,250
Rocket Mortgage LLC, 144A, 3.625%, 3/1/2029	120,000	121,350
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	30,000	31,974
		715,087
Health Care 9.2%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029	250,000	260,312
AdaptHealth LLC:
144A, 4.625%, 8/1/2029	55,000	54,959
144A, 6.125%, 8/1/2028	80,000	85,000
AHP Health Partners, Inc., 144A, 5.75%, 7/15/2029	105,000	106,050
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027	195,000	207,714
144A, 9.25%, 4/1/2026	135,000	144,177
Bausch Health Companies, Inc., 144A, 6.125%, 4/15/2025	122,000	124,519
Catalent Pharma Solutions, Inc.:
144A, 3.5%, 4/1/2030	100,000	100,000
144A, 5.0%, 7/15/2027	125,000	129,844
Centene Corp., 4.625%, 12/15/2029	275,000	299,695
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	65,000	66,381
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	115,000	115,719
144A, 5.625%, 3/15/2027	60,000	62,828
144A, 6.0%, 1/15/2029	65,000	68,900
144A, 6.125%, 4/1/2030	50,000	48,586
144A, 6.875%, 4/15/2029	90,000	90,211
Encompass Health Corp.:
4.5%, 2/1/2028	45,000	46,463
4.75%, 2/1/2030	137,000	144,090

Endo Luxembourg Finance Company I S.a r.l., 144A, 6.125%, 4/1/2029	70,000	70,000
HCA, Inc., 5.625%, 9/1/2028	300,000	356,910
HCRX Investments Holdco, LP, 144A, 4.5%, 8/1/2029	80,000	80,400
IQVIA, Inc., 144A, 5.0%, 5/15/2027	220,000	228,510
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027	75,000	74,812
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	225,000	218,812
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030	75,000	78,375
144A, 4.375%, 6/15/2028	100,000	104,038
Mozart Debt Merger Sub, Inc.:
144A, 3.875%, 4/1/2029 (c)	40,000	40,000
144A, 5.25%, 10/1/2029 (c)	90,000	90,000
Organon & Co, 144A, 4.125%, 4/30/2028	200,000	204,000
Owens & Minor, Inc., 144A, 4.5%, 3/31/2029 (b)	55,000	55,550
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	70,000	75,075
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026	60,000	63,375
Select Medical Corp., 144A, 6.25%, 8/15/2026	125,000	131,450
Syneos Health, Inc., 144A, 3.625%, 1/15/2029	100,000	99,720
Tenet Healthcare Corp.:
144A, 4.25%, 6/1/2029	90,000	91,350
4.625%, 7/15/2024	21,000	21,315
144A, 4.875%, 1/1/2026	190,000	196,635
144A, 5.125%, 11/1/2027	150,000	156,375
144A, 6.125%, 10/1/2028	85,000	89,290
144A, 6.25%, 2/1/2027	75,000	77,812
144A, 7.5%, 4/1/2025	50,000	53,063
		4,812,315
Industrials 11.5%
Aadvantage Loyalty IP Ltd.:
144A, 5.5%, 4/20/2026	140,000	147,175
144A, 5.75%, 4/20/2029	135,000	145,462
ADT Security Corp., 144A, 4.875%, 7/15/2032	50,000	50,438
Allied Universal Holdco LLC, 144A, 6.0%, 6/1/2029	200,000	197,358
American Airlines, Inc., 144A, 11.75%, 7/15/2025	80,000	99,000
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028	30,000	30,766
Bombardier, Inc.:
144A, 6.0%, 2/15/2028	80,000	80,900
144A, 7.5%, 3/15/2025	95,000	97,016
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.0%, 2/1/2026	55,000	57,338
Builders Firstsource, Inc., 144A, 4.25%, 2/1/2032	80,000	81,800
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	100,000	103,400
Cimpress PLC, 144A, 7.0%, 6/15/2026	150,000	156,438
Clark Equipment Co., 144A, 5.875%, 6/1/2025	55,000	57,544
Covanta Holding Corp., 5.0%, 9/1/2030	100,000	101,000
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028	28,000	28,070
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (b)	51,000	51,920
144A, 7.0%, 5/1/2025	71,000	82,804
EnerSys, 144A, 4.375%, 12/15/2027	90,000	94,725
First Student Bidco, Inc., 144A, 4.0%, 7/31/2029 (b)	90,000	88,763
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	80,000	82,300
144A, 4.25%, 6/1/2025	40,000	41,250
144A, 4.75%, 6/15/2029	30,000	30,825
144A, 5.125%, 12/15/2026	50,000	52,506
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	125,000	130,781

Howmet Aerospace, Inc.:
3.0%, 1/15/2029	310,000	312,666
6.875%, 5/1/2025	140,000	163,803
Imola Merger Corp., 144A, 4.75%, 5/15/2029	365,000	377,599
Jaguar Holding Co. II, 144A, 5.0%, 6/15/2028	45,000	48,435
JELD-WEN, Inc., 144A, 4.625%, 12/15/2025	80,000	81,226
Madison IAQ LLC:
144A, 4.125%, 6/30/2028	90,000	90,000
144A, 5.875%, 6/30/2029	60,000	60,450
Masonite International Corp., 144A, 5.375%, 2/1/2028	74,000	77,922
Metis Merger Sub LLC, 144A, 6.5%, 5/15/2029	60,000	58,350
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	130,000	141,365
Moog, Inc., 144A, 4.25%, 12/15/2027	160,000	164,400
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029	95,000	98,534
Nielsen Finance LLC:
144A, 4.5%, 7/15/2029	30,000	29,334
144A, 5.625%, 10/1/2028	265,000	274,937
Patrick Industries, Inc., 144A, 4.75%, 5/1/2029	135,000	137,700
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027	180,000	172,688
144A, 5.75%, 4/15/2026	135,000	146,038
144A, 6.25%, 1/15/2028	135,000	139,560
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029 (c)	10,000	10,250
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	155,000	155,387
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	114,000	127,851
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	200,000	209,595
TransDigm, Inc.:
4.625%, 1/15/2029	85,000	84,852
5.5%, 11/15/2027	115,000	118,163
144A, 6.25%, 3/15/2026	335,000	349,237
United Airlines, Inc., 144A, 4.375%, 4/15/2026	160,000	164,200
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025	40,000	42,685
144A, 7.25%, 6/15/2028	105,000	116,288
		6,043,094
Information Technology 1.5%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028	120,000	120,900
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	60,000	64,041
Clarivate Science Holdings Corp.:
144A, 3.875%, 7/1/2028	90,000	90,000
144A, 4.875%, 7/1/2029	60,000	60,117
Microchip Technology, Inc., 4.25%, 9/1/2025	140,000	146,402
NCR Corp., 144A, 5.125%, 4/15/2029	190,000	195,937
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027	50,000	51,625
144A, 8.25%, 2/1/2028	30,000	32,288
Uber Technologies, Inc., 144A, 4.5%, 8/15/2029	20,000	20,138
		781,448
Materials 9.0%
Arconic Corp., 144A, 6.125%, 2/15/2028	245,000	259,705
Cascades, Inc.:
144A, 5.125%, 1/15/2026	10,000	10,631
144A, 5.375%, 1/15/2028	90,000	94,614
CF Industries, Inc., 5.15%, 3/15/2034	51,000	62,387

Chemours Co.:
5.375%, 5/15/2027	95,000	102,443
144A, 5.75%, 11/15/2028	290,000	303,688
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028	80,000	82,200
144A, 5.375%, 2/1/2025	110,000	118,525
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029	31,000	31,659
144A, 4.875%, 3/1/2031	141,000	145,582
144A, 6.75%, 3/15/2026	175,000	186,594
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026	200,000	208,000
144A, 6.875%, 10/15/2027	300,000	317,250
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028	270,000	279,787
4.375%, 8/1/2028	90,000	94,163
4.625%, 8/1/2030 (b)	90,000	97,313
5.0%, 9/1/2027	105,000	109,462
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026	60,000	59,400
144A, 6.125%, 4/1/2029	100,000	104,734
Kaiser Aluminum Corp.:
144A, 4.5%, 6/1/2031	50,000	51,250
144A, 4.625%, 3/1/2028	70,000	72,275
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025	125,000	130,625
LABL, Inc., 144A, 6.75%, 7/15/2026	100,000	105,000
LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	160,000	163,200
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025	105,000	104,360
Methanex Corp.:
5.125%, 10/15/2027	180,000	194,625
5.25%, 12/15/2029 (b)	50,000	54,125
Novelis Corp., 144A, 4.75%, 1/30/2030	375,000	394,762
Pactiv Evergreen Group Issuer, Inc., 144A, 4.375%, 10/15/2028	30,000	30,113
Resolute Forest Products, Inc., 144A, 4.875%, 3/1/2026	55,000	55,963
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028	110,000	110,550
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026	125,000	126,719
Tronox, Inc.:
144A, 4.625%, 3/15/2029	370,000	368,150
144A, 6.5%, 5/1/2025	30,000	31,490
WR Grace Holdings LLC, 144A, 5.625%, 8/15/2029	70,000	72,101
		4,733,445
Real Estate 4.5%
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028	120,000	130,200
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029	60,000	62,850
144A, (REIT), 5.0%, 7/15/2028	75,000	78,173
144A, (REIT), 5.25%, 7/15/2030	100,000	106,123
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	100,000	103,873
(REIT), 4.75%, 10/1/2024	170,000	179,775
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029	90,000	95,850
144A, (REIT), 4.625%, 6/15/2025	233,000	251,058
(REIT), 5.75%, 2/1/2027	310,000	356,500
MPT Operating Partnership LP:
(REIT), 3.5%, 3/15/2031	105,000	107,100
(REIT), 4.625%, 8/1/2029	140,000	150,220

Realogy Group LLC:
144A, 5.75%, 1/15/2029	240,000	248,942
144A, 7.625%, 6/15/2025	185,000	197,571
RLJ Lodging Trust LP, 144A, (REIT), 4.0%, 9/15/2029	10,000	9,984
Service Properties Trust, (REIT), 7.5%, 9/15/2025	160,000	179,638
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	10,000	10,200
WeWork Companies, Inc., 144A, 7.875%, 5/1/2025	80,000	81,300
XHR LP, 144A, (REIT), 4.875%, 6/1/2029	40,000	41,084
		2,390,441
Utilities 3.1%
AmeriGas Partners LP:
5.5%, 5/20/2025	205,000	226,484
5.75%, 5/20/2027	110,000	124,300
Calpine Corp.:
144A, 4.5%, 2/15/2028	200,000	204,000
144A, 4.625%, 2/1/2029	30,000	29,550
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028	115,000	121,739
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	210,000	222,337
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	145,000	142,426
144A, 5.25%, 6/15/2029	157,000	167,009
5.75%, 1/15/2028	200,000	212,750
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	90,000	93,825
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	60,000	60,368
		1,604,788
Total Corporate Bonds (Cost $47,297,311)		49,378,600

Loan Participations and Assignments 0.4%
Senior Loans (d)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	168,682	167,568
Flex Acquisition Co., Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 2/23/2028	80,729	80,667
Total Loan Participations and Assignments (Cost $246,824)		248,235
	Shares	Value ($)

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (b) (Cost $0)	287	1,220

Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $244,286)	1,100	45,511

Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g) (Cost $988,622)	988,622	988,622

Cash Equivalents 6.2%
DWS Central Cash Management Government Fund, 0.03% (f) (Cost $3,245,553)	3,245,553	3,245,553

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $52,022,596)	102.6	53,907,741
Other Assets and Liabilities, Net	(2.6)	(1,378,588)
Net Assets	100.0	52,529,153
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g)
633,205	355,417 (h)	—	—	—	446	—	988,622	988,622
Cash Equivalents 6.2%
DWS Central Cash Management Government Fund, 0.03% (f)
843,071	16,859,130	14,456,648	—	—	306	—	3,245,553	3,245,553
1,476,276	17,214,547	14,456,648	—	—	752	—	4,234,175	4,234,175
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $951,688, which is 1.8% of net assets.
(c)	When-issued security.
(d)	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At September 30, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	709,286	USD	828,887	10/29/2021	6,824	Nomua International PLC

Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$49,378,600	$—	$49,378,600
Loan Participations and Assignments	—	248,235	—	248,235
Common Stocks	1,220	—	—	1,220
Warrants	—	—	45,511	45,511
Short-Term Investments (a)	4,234,175	—	—	4,234,175
Derivatives (b)
Forward Foreign Currency Contracts	—	6,824	—	6,824
Total	$4,235,395	$49,633,659	$45,511	$53,914,565
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ 6,824
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2HI-PH3
R-080548-1 (1/23)